Deferred Taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability/(asset)	$ (118)	$ (532)
Adjustment on currency translation	(43)	(77)
Credited to the income statement	178	289
Charged/(credited) to statement of comprehensive income	115	77	$ (325)
Other movements	14	125
Deferred tax liability/(asset)	146	(118)	$ (532)
– deferred tax liabilities	(3,239)	(3,220)
Deferred tax assets	$ 3,385	$ 3,102